Document and Entity Information	Oct. 27, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 27, 2026
Entity Registrant Name	TRUSTMARK CORP
Entity Central Index Key	0000036146
Entity Emerging Growth Company	false
Entity File Number	000-03683
Entity Incorporation, State or Country Code	MS
Entity Tax Identification Number	64-0471500
Entity Address, Address Line One	248 East Capitol Street
Entity Address, City or Town	Jackson
Entity Address, State or Province	MS
Entity Address, Postal Zip Code	39201
City Area Code	601
Local Phone Number	208-5111
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock, no par value
Trading Symbol	TRMK
Name of each exchange on which registered	NASDAQ